INVESTMENT IN NONCONSOLIDATED AFFILIATE (Details Narrative)								3 Months Ended						6 Months Ended	12 Months Ended
	Sep. 07, 2023 USD ($) shares	Apr. 27, 2023 shares	Apr. 05, 2023 shares	Mar. 31, 2023 USD ($)	Feb. 13, 2023 shares	Aug. 15, 2022 shares	May 13, 2021 shares	Sep. 30, 2023 shares	Jun. 30, 2023 shares	Mar. 31, 2023 USD ($) shares	Sep. 30, 2022 shares	Jun. 30, 2022 shares	Mar. 31, 2022 shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2021 shares	Sep. 07, 2023 $ / shares	Mar. 31, 2023 CAD ($) $ / shares
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum			16.66%
Stock Issued During Period, Shares, New Issues			166,340			1,600,000	1,090,909
Debt Instrument, Convertible, Conversion Price | $ / shares																		$ 0.10
Unrealized Gain (Loss) on Investments | $														$ 87,576
Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues		2,143			3,572						228,572				228,572	155,845
Stock Issued During Period, Shares, Issued for Services								56,640	135,926	6,288	11,217	4,873	5,072		29,747	6,000
Plantify Foods [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Percentage of Outstanding Stock Maximum	23.00%		19.99%	19.99%
Stock Issued During Period, Shares, New Issues	55,004,349		166,340
Debt Instrument, Face Amount				$ 1,124,000						$ 1,124,000								$ 1,500,000
Debt Instrument, Interest Rate, Stated Percentage				8.00%						8.00%								8.00%
Debt Instrument, Maturity Date				Oct. 04, 2024
Debt Instrument, Convertible, Conversion Price | $ / shares																	$ 0.01	$ 0.05
Other Ownership Interests, Offering Costs | $	$ 404,890
Stock Issued During Period, Shares, Issued for Services	85,008,698
[custom:DebtInstrumentInvestmentRate-0]								24.70%						24.70%
Plantify Foods [Member] | Common Stock [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Stock Issued During Period, Shares, New Issues			300,043.49